Initial Public Offering		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Equity [Abstract]
Initial Public Offering
Note 3—Proposed Public Offering
Pursuant to the Proposed Public Offering, the Company intends to offer for sale 30,000,000 Units (or 34,500,000 Units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, and one-fourth of
one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3 — Initial Public Offering
On March 4, 2021, the Company consummated its Initial Public Offering of 34,500,000 Units, which includes 4,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $345.0 million, and incurring offering costs of approximately $19.5 million, of which approximately $12.1 million was for deferred underwriting commissions.
Each Unit consists of one Class A ordinary share, and
one-fourth
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 6).